Leases - Total Amounts of Future Minimum Lease Payments Receivable Under Non-cancellable Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments receivable under non-cancellable operating leases	¥ 127,742	¥ 1,490,619
Not later than one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments receivable under non-cancellable operating leases	38,072	215,329
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments receivable under non-cancellable operating leases	70,813	790,394
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments receivable under non-cancellable operating leases	¥ 18,857	¥ 484,896